STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME [Abstract]
Net loss	$ (2,370)	$ (5,657)	$ (1,211)	$ (14,413)
Unrealized gains/(losses) from hedging financial instruments
Unrealized gain on interest rate swaps, net	3,279	4,861	4,709	8,634
Amortization of deferred loss on dedesignated financial instruments	219	367	435	734
Total unrealized gains from hedging financial instruments	3,498	5,228	5,144	9,368
Unrealized (loss)/gain on marketable securities	(57)	61	(55)	145
Other Comprehensive income	3,441	5,289	5,089	9,513
Comprehensive income/(loss)	1,071	(368)	3,878	(4,900)
Less: comprehensive loss/(income) attributable to the noncontrolling interest	845	(42)	706	(91)
Comprehensive income/(loss) attributable to Tsakos Energy Navigation Limited	$ 1,916	$ (410)	$ 4,584	$ (4,991)